Income Taxes 4 (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Components Of Deferred Tax Assets And Liabilities Abstract
Net current deferred income tax asset	$ 37,079	$ 29,874
Noncurrent deferred income tax assets
Net operating loss ("NOL") carryforwards	80,109	73,894
Stock-based compensation	40,777	34,587
Other	63,016	57,162
Gross	183,902	165,643
Less valuation allowance	(69,579)	(62,856)
Total noncurrent deferred income tax assets	114,323	102,787
Noncurrent deferred income tax liabilities
Property, plant and equipment	426,305	381,265
Partnership investments	74,634	63,719
Licenses	194,943	168,845
Other	7,533	8,027
Total noncurrent deferred income tax liabilities	703,415	621,856
Net noncurrent deferred income tax liability	$ 589,092	$ 519,069